Marketable Securities and Fair Value Measurements - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale marketable securities, noncurrent restricted investments		$ 36,400,000
Certificates of deposit	2,300,000	500,000	0
Realized gains or losses	0	0	30,000
Investments in marketable securities				0
Percentage of total fair value of securities available for sale	39.00%	24.00%
Unrealized loss	10,000	20,000
Transfers between Level I and Level II assets	0	0	0	0
Carrying value of notes payable	575,400,000	818,425,000	300,000,000
WSE
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale marketable securities, noncurrent restricted investments	10,000,000
Restricted investment	12,276,000	2,317,000	2,315,000
Noncurrent restricted investments	43,500,000	37,000,000	29,900,000
Certificate of Deposit
Schedule Of Available For Sale Securities [Line Items]
Restricted investment		2,300,000	2,300,000
Noncurrent restricted investments		$ 500,000
U.S. Treasuries | Minimum
Schedule Of Available For Sale Securities [Line Items]
Contractual maturities	2 years	2 years	2 years
U.S. Treasuries | Maximum
Schedule Of Available For Sale Securities [Line Items]
Contractual maturities	3 years	3 years	3 years